Assets held for sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
17.	ASSETS HELD FOR SALE
Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2023	December 31, 2024
Premises and equipment	11,573	31,266
Others	8,772	42,723

Total	20,345	73,989

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2023 and December 31, 2024.
The Group measured assets held for sale at the lower of their net fair value or carrying amount.
The Group has decided to sell some of the premises and equipment through internal consultation during the current year and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.